Consolidated Balance Sheets (Parenthetical) - MiX Telematics Limited [Member] - USD ($) $ / shares in Thousands, $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Allowances for doubtful accounts	$ 4,333	$ 2,745
Preferred stock, shares authorized	100,000,000	100,000,000
Preferred stock, shares issued	0	0
Common stock, shares issued	607,800,000	608,800,000
Common stock no par value	$ 0	$ 0
Treasury stock, common shares	53,816,750	53,800,000